Eaton Vance
South Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.8%
Security	Principal Amount (000's omitted)	Value
Education — 8.4%
Clemson University, SC, 5.00%, 5/1/26	$2,000	$ 2,105,300
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	602,502
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,048,300
5.00%, 10/1/45	2,000	2,033,580
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	634,982
5.00%, 4/1/44	1,000	1,027,640
University of South Carolina, 5.00%, 5/1/46	3,985	4,288,059
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,584,180
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	600,252
		$ 14,924,795
Electric Utilities — 2.8%
Piedmont Municipal Power Agency, SC:
5.00%, 1/1/24	$250	$ 251,838
5.00%, 1/1/25	1,000	1,022,090
South Carolina Public Service Authority:
5.00%, 12/1/37	2,000	2,041,320
5.50%, 12/1/40	1,500	1,644,735
		$ 4,959,983
Escrowed/Prerefunded — 0.6%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$ 1,116,340
		$ 1,116,340
General Obligations — 24.5%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$2,740	$ 2,815,432
Anderson County School District No. 1, SC, 4.00%, 3/1/34	2,500	2,589,700
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,102,620
Charleston County School District, SC, 5.00%, 5/9/24	3,000	3,050,880
Charleston County, SC:
4.00%, 11/1/26	1,500	1,530,540
4.00%, 11/1/27	500	511,190
4.00%, 11/1/31	1,500	1,585,650
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,092,627
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Horry County School District, SC:
5.00%, 3/1/24	$1,500	$ 1,518,765
5.00%, 3/1/34	3,235	3,775,860
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,548,030
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,032,160
Puerto Rico:
5.625%, 7/1/29	500	530,430
5.75%, 7/1/31	1,250	1,348,662
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,000	2,098,420
Richland-Lexington Airport District, SC, (AMT), 4.00%, 3/1/24	685	685,226
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,115,713
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	5,165	5,686,872
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	2,000	1,980,940
Spartanburg County School District No. 7, SC:
5.00%, 3/1/40	1,000	1,074,500
5.00%, 3/1/43	1,960	2,093,829
Spartanburg County, SC, 3.00%, 4/1/28	610	603,241
		$ 43,371,287
Hospital — 13.0%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,540,545
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,515,990
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	1,175	1,197,654
5.00%, 11/1/29	600	637,902
5.00%, 11/1/46	1,075	1,084,965
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	5,000	5,096,950
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,505	1,432,895
5.00%, 10/1/37	1,000	1,087,280
5.00%, 12/1/46	1,000	1,049,030
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	3,650	3,740,703
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,553,280
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/37	1,000	966,970

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Spartanburg Regional Health Services District, Inc., SC: (continued)
5.00%, 4/15/48	$2,000	$ 2,037,860
		$ 22,942,024
Housing — 2.5%
South Carolina Housing Finance and Development Authority:
2.60%, 9/1/23	$2,500	$ 2,493,175
4.20%, 7/1/42	1,500	1,452,165
5.00%, 7/1/27	400	425,532
		$ 4,370,872
Industrial Development Revenue — 1.0%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$1,750	$ 1,750,840
		$ 1,750,840
Insured - Electric Utilities — 2.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,065,895
(NPFG), 5.25%, 7/1/32	1,350	1,334,259
(NPFG), 5.25%, 7/1/34	1,820	1,798,578
		$ 4,198,732
Insured - Lease Revenue/Certificates of Participation — 1.3%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$ 1,007,270
(BAM), 5.00%, 12/1/24	1,280	1,307,558
		$ 2,314,828
Insured - Special Tax Revenue — 2.0%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 4.00%, 1/1/35	$1,085	$ 1,106,765
(AGM), 5.00%, 1/1/27	500	530,755
(AGM), 5.00%, 1/1/28	465	502,158
(AGM), 5.00%, 1/1/29	310	341,103
(AGM), 5.00%, 1/1/30	500	559,915
(AGM), 5.00%, 1/1/31	450	511,614
		$ 3,552,310
Security	Principal Amount (000's omitted)	Value
Insured - Utilities — 2.2%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$ 1,075,970
(AMBAC), 5.50%, 9/1/32	2,000	2,282,960
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	517,340
		$ 3,876,270
Insured - Water and Sewer — 0.6%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$ 173,567
(AGM), 4.00%, 6/1/27	145	150,300
(AGM), 4.00%, 6/1/28	150	157,465
(AGM), 4.00%, 6/1/29	160	169,869
(AGM), 4.00%, 6/1/30	170	180,856
(AGM), 4.00%, 6/1/31	170	182,291
		$ 1,014,348
Lease Revenue/Certificates of Participation — 7.4%
Allendale County School District, SC, (Refunding & Improvement), 5.00%, 12/1/24	$500	$ 508,640
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,016,220
Prerefunded to 12/1/23, 5.00%, 12/1/30(1)	3,875	3,906,426
GROWTH, (Dorchester County School District No. 2), SC, Installment Purchase Revenue:
5.00%, 12/1/27	1,000	1,006,280
5.00%, 12/1/30	2,220	2,235,496
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/25	1,000	1,041,450
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,007,460
Simpsonville Municipal Facilities Corp., SC:
4.00%, 4/1/35	610	638,566
4.00%, 4/1/38	685	695,604
		$ 13,056,142
Other Revenue — 1.1%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$ 2,002,620
		$ 2,002,620

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.7%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 940,850
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	439,816
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(2)	510	554,395
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	629,171
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	485,209
		$ 3,049,441
Solid Waste — 0.6%
Three Rivers Solid Waste Authority, SC, (Landfill Gas Project), 0.00%, 10/1/26	$1,150	$ 1,012,299
		$ 1,012,299
Special Tax Revenue — 5.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,980
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43(3)	1,000	981,100
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	415,276
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,017,200
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,015	1,930,249
South Carolina Transportation Infrastructure Bank:
4.00%, 10/1/28	2,000	2,028,860
5.00%, 10/1/23	3,000	3,014,070
		$ 9,580,735
Transportation — 4.0%
Charleston County Airport District, SC, 5.00%, 7/1/43	$1,050	$ 1,110,186
Horry County, SC, Airport Revenue, 4.00%, 7/1/39	1,500	1,479,615
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,270	1,311,872
(AMT), 5.00%, 7/1/48	3,190	3,274,599
		$ 7,176,272
Water and Sewer — 13.3%
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	$1,550	$ 1,660,902
5.00%, 1/1/37	1,000	1,113,980
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Charleston, SC, Waterworks and Sewer System Revenue: (continued)
5.00%, 1/1/47	$2,000	$ 2,220,360
5.00%, 1/1/52	3,565	3,926,491
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,092,280
Dorchester County, SC, Waterworks and Sewer System Revenue, 4.25%, 10/1/48(3)	600	594,378
Lexington, SC, Waterworks and Sewer System Revenue, 4.00%, 4/1/45	1,000	980,180
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,060,340
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	900	927,297
4.00%, 3/1/38	630	638,562
South Island Public Service District, SC, 5.00%, 4/1/47	1,000	1,066,940
Spartanburg, SC, Water System Revenue, 5.00%, 6/1/39	1,645	1,732,761
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	491,141
4.00%, 4/1/35	250	257,255
5.00%, 4/1/31	265	294,974
York County, SC, Water and Sewer System Revenue:
4.00%, 6/1/41	1,150	1,150,977
4.00%, 6/1/43	1,000	990,440
5.00%, 6/1/23	1,260	1,260,000
5.00%, 6/1/36	1,000	1,138,730
		$ 23,597,988
Total Tax-Exempt Municipal Obligations (identified cost $171,294,048)		$167,868,126

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 387,550
		$ 387,550
Special Tax Revenue — 1.0%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,787,360
		$ 1,787,360

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.4%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$590	$ 576,530
		$ 576,530
Total Taxable Municipal Obligations (identified cost $3,123,867)		$ 2,751,440

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$570	$ 575,558
Total Trust Units (identified cost $574,229)		$ 575,558
Total Investments — 96.7% (identified cost $174,992,144)		$171,195,124
Other Assets, Less Liabilities — 3.3%		$ 5,810,660
Net Assets — 100.0%		$177,005,784
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $748,375 or 0.4% of the Fund's net assets.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 8.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 3.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$167,868,126	$ —	$167,868,126
Taxable Municipal Obligations	—	2,751,440	—	2,751,440
Trust Units	—	575,558	—	575,558
Total Investments	$ —	$171,195,124	$ —	$171,195,124
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.